Accounting policies and statement of compliance - Additional Information (Details) - EUR (€) € in Thousands			12 Months Ended
	Jan. 01, 2019	Mar. 24, 2016	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018	Jan. 01, 2018
Disclosure of initial application of standards or interpretations [Line Items]
Deferred tax liabilities			€ 7,087	€ 1,286	€ 1,561
Deferred tax assets			7,087	1,286	1,561
Total other reserves			€ (355)	€ 472	€ 1,099
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	2.01%
Defined contribution plan, contribution percentage			2.20%
Defined contribution plan, contribution percentage by employer			1.40%
Defined contribution plan, contribution percentage by employee			0.80%
Other long term benefits, years of service, threshold one		10 years	10 years
Other long term benefits, years of service, threshold two		15 years	15 years
Other long term benefits, years of service, threshold three		20 years	20 years
Other intangible assets | Bottom of range
Disclosure of initial application of standards or interpretations [Line Items]
Useful life measured as period of time, intangible assets other than goodwill			1 year
Other intangible assets | Top of range
Disclosure of initial application of standards or interpretations [Line Items]
Useful life measured as period of time, intangible assets other than goodwill			3 years
Application of IFRS 16
Disclosure of initial application of standards or interpretations [Line Items]
Treshold for lease of assets recognised	€ 5
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [Line Items]
Deferred tax liabilities						€ 3,098
Deferred tax assets						3,098
Increase (decrease) due to application of IFRS 9
Disclosure of initial application of standards or interpretations [Line Items]
Total other reserves						653
Retained earnings						€ 653

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.